Advisors Asset Management, Inc.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                                 April 29, 2010



Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

   Re:   The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities,
                    Series H and J-L (the "Trust" or "Fund")
   File Nos. 33-39606, 33-49519, 33-53085 and 333-76661   CIK #782711, 891766,
                                891767 and 891768

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 25, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on April 28, 2010.

                                Very truly yours,




                                ADVISORS ASSET MANAGEMENT, INC.

DMS #2050955